GOING CONCERN	12 Months Ended
Dec. 31, 2024
M2i Global Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
GOING CONCERN

Note 2 — Going Concern

The accompanying audited consolidated financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company had no revenues and incurred losses during the fiscal years ended November 30, 2025 and November 30, 2024 totaling $6,492,569 and $3,887,261, respectively and accumulated deficit amounted to $12,493,751 and $6,001,182 as of November 30, 2025 and 2024, respectively. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Management anticipates that the Company may be dependent, for the near future, on additional investment capital to fund operating expenses. It is anticipated that revenues will be forthcoming within the third or fourth quarters of the current fiscal year. There are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern.